Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2020	2019	2018

Amount outstanding at December 31,	$214,755	148,666	161,893
Maximum amount outstanding at any month end	213,043	169,214	233,522
Average amount outstanding	180,065	159,220	194,810
Weighted average interest rate:
For the year	0.56%	0.92	0.65
As of year end	0.47	0.90	0.95